Property, Plant and Equipment, Net - Schedule of Details of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 7,557
Less: accumulated depreciation (in Dollars)	(114)
Property, plant, and equipment, net (in Dollars)	$ 7,443
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives
Property, plant, and equipment, gross (in Dollars)	$ 2,942
Buildings, structures and related equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 2,192
Buildings, structures and related equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	20 years
Buildings, structures and related equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	40 years
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 1,564
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	11 years
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 135
Vehicles [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Vehicles [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	7 years
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 268
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	11 years
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives
Property, plant, and equipment, gross (in Dollars)	$ 151
Tools and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant, and equipment, gross (in Dollars)	$ 305
Tools and office equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	5 years
Tools and office equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Useful Lives	11 years